Schedule of Oil and Gas Properties (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning Balance			$ 1,420,613	$ 2,224,473	$ 2,224,473
Expenditures					66,122
Depletion	$ (82,324)	$ (124,612)	(148,873)	(233,713)	(415,686)
Change in ARO estimate			(644,380)		(454,296)
Ending Balance	627,360		627,360		1,420,613
South akcakoca sub basin [member]
IfrsStatementLineItems [Line Items]
Beginning Balance			655,029	1,236,954	1,236,954
Expenditures					66,122
Depletion			(56,416)		(188,446)
Change in ARO estimate			(638,818)		(459,601)
Ending Balance	(40,205)		(40,205)		655,029
Cendere [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance			765,584	$ 987,519	987,519
Expenditures
Depletion			(92,457)		(227,240)
Change in ARO estimate			(5,562)		5,305
Ending Balance	$ 667,565		$ 667,565		$ 765,584